Other assets-Other / Other liabilities	12 Months Ended
Mar. 31, 2015
Other assets-Other / Other liabilities
Other assets-Other / Other liabilities

9. Other assets—Other / Other liabilities:

The following table presents components of Other assets—Other and Other liabilities in the consolidated balance sheets as of March 31, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Other assets—Other:
Securities received as collateral	¥236,808	¥187,753
Goodwill and other intangible assets	115,143	123,486
Deferred tax assets	22,018	19,718
Investments in equity securities for other than operating purposes(1)	133,742	162,644
Prepaid expenses	8,778	10,741
Other	267,685	318,224

Total	¥784,174	¥822,566

Other liabilities:
Obligation to return securities received as collateral	¥236,808	¥187,753
Accrued income taxes	31,630	48,632
Other accrued expenses and provisions	396,677	446,920
Other(2)	476,635	533,794

Total	¥1,141,750	¥1,217,099

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of ¥114,582 million and ¥19,160 million respectively, as of March 31, 2014, and ¥140,024 million and ¥22,621 million respectively, as of March 31, 2015. These securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income.
(2)	Includes liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary. As of March 31, 2014 and 2015, carrying values were ¥270,950 million and ¥258,310 million, respectively, and estimated fair values were ¥274,991 million and ¥261,039 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

The following table presents changes in goodwill, which are reported in the consolidated balance sheets within Other assets—Other for the years ended March 31, 2014 and 2015.

	Millions of yen
	Year ended March 31, 2014
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment(1)	Other(2)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥79,249	¥(11,031)	¥68,218	¥—	¥5,916	¥85,951	¥(11,817)	¥74,134
Other	6,024	—	6,024	(2,840)	419	6,549	(2,946)	3,603

Total	¥85,273	¥(11,031)	¥74,242	¥(2,840)	¥6,335	¥92,500	¥(14,763)	¥77,737

	Millions of yen
	Year ended March 31, 2015
	Beginning of year			Changes during year		End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Impairment(1)	Other(2)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥85,951	¥(11,817)	¥74,134	¥—	¥11,578	¥97,529	¥(11,817)	¥85,712
Other	6,549	(2,946)	3,603	(3,188)	63	6,612	(6,134)	478

Total	¥92,500	¥(14,763)	¥77,737	¥(3,188)	¥11,641	¥104,141	¥(17,951)	¥86,190

(1)	For the years ended March 31, 2014 and 2015, Nomura recognized goodwill impairment losses of ¥2,840 million and ¥3,188 million respectively, within Other in Nomura’s segment information. These are due to a decline in the fair value of a reporting unit caused by decreases in expected cash flows arising from changes in the economic environment. These impairment losses were recorded within Non-interest expenses—Other in the consolidated statements of income. The fair values were determined using DCF valuation techniques.
(2)	Includes currency translation adjustments.

The following table presents finite-lived intangible assets by type as of March 31, 2014 and 2015.

	Millions of yen
	March 31, 2014			March 31, 2015
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥64,214	¥(35,641)	¥28,573	¥71,445	¥(43,839)	¥27,606
Other	690	(237)	453	473	(294)	179

Total	¥64,904	¥(35,878)	¥29,026	¥71,918	¥(44,133)	¥27,785

Amortization expenses for the years ended March 31, 2013, 2014 and 2015 were ¥9,976 million, ¥5,423 million and ¥4,979 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2016	¥5,893
2017	5,315
2018	5,315
2019	3,920
2020	2,616

The amounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥8,380 million and ¥9,511 million as of March 31, 2014 and 2015, respectively.